Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 17		$ 27		$ 45
Restricted cash - Bondco (Note 11)	67		52		55
Trade accounts receivable from nonaffiliates - net (Note 11)	469		385		338
Trade accounts and other receivables from affiliates - net (Note 10)	152		135		53
Amounts receivable from members related to income taxes (Note 10)			23
Materials and supplies inventories - at average cost	76		65		73
Prepayments and other current assets	86		79		79
Total current assets	867		766		643
Restricted cash - Bondco (Note 11)	16		16		16
Investments and other property (Note 11)	96		91		83
Property, plant and equipment - net (Note 11)	12,270		11,902		11,318
Goodwill (Note 11)	4,064		4,064		4,064
Other noncurrent assets	69		71		78
Total assets	18,493		18,234		17,990
Current liabilities:
Short-term borrowings (Note 5)	720		745		735
Long-term debt due currently (Note 6)			131		125
Trade accounts payable to nonaffiliates	133		178		121
Amounts payable to members related to income taxes (Note 10)	65		23		22
Accrued taxes other than amounts related to income	145		169		153
Accrued interest	65		95		95
Other current liabilities	150		135		109
Total current liabilities	1,914		1,476		1,360
Long-term debt, less amounts due currently (Note 6)	5,041		5,381		5,400
Liability in lieu of deferred income taxes (Note 10)	2,376		2,414		2,180
Other noncurrent liabilities and deferred credits (Note 11)	1,578		1,554		1,746
Total liabilities	10,909		10,825		10,686
Commitments and contingencies (Note 7)
Membership interests (Note 8):
Capital account - number of interests outstanding 2014 and 2013 - 635,000,000	7,631		7,457		7,335
Accumulated other comprehensive loss	(47)		(48)		(31)
Total membership interests	7,584		7,409		7,304
Total liabilities and membership interests	18,493		18,234		17,990
Oncor [Member]
Current assets:
Regulatory assets - net (Note 4)	975		1,098		1,453
Current liabilities:
Long-term debt due currently (Note 6)	500	[1]
Long-term debt, less amounts due currently (Note 6)	4,955	[1]	5,202	[1],[2]	5,090	[2]
Bondco [Member]
Current assets:
Regulatory assets - net (Note 4)	136		226		335
Current liabilities:
Long-term debt due currently (Note 6)	136	[3]	131	[3]	125	[3]
Long-term debt, less amounts due currently (Note 6)	$ 86	[3]	$ 179	[3]	$ 310	[3]

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” in Note 6 to Financial Statements in our 2013 Form 10-K for additional information.
[2]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” below for additional information.
[3]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.